Acquisition of Concepts and Solutions (Narrative) (Details) - USD ($)			1 Months Ended	3 Months Ended
	Sep. 04, 2019	Feb. 05, 2019	Sep. 30, 2019	Sep. 30, 2019
Business Acquisition [Line Items]
Purchase price for acquisition in shares		38,625
Purchase price for acquisition in value		$ 92,700		$ 1,720,351
Concepts and Solutions [Member]
Business Acquisition [Line Items]
Percentage of stock acquired under stock purchase agreement	100.00%
Purchase price for acquisition in shares	1,350,000		1,350,000
Purchase price for acquisition in value	$ 1,485,000			1,485,000
Purchase price for acquisition in notes payable to seller	$ 3,000,000
Godwill and other intangible assets			$ 3,524,936	$ 3,524,936